Nonexempt Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001 [Member]
Employee Benefit Plan Nonexempt Transactions [Line Items]
Certain participant contributions and loan repayments	$ 338,265